Leases - Additional information (Details)				9 Months Ended
	Oct. 01, 2023 GBP (£)	May 23, 2023 GBP (£)	Sep. 03, 2021 leaseAgreement	Sep. 30, 2023 GBP (£)	Jan. 01, 2023 leaseAgreement property	Dec. 31, 2022 GBP (£)
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements | leaseAgreement					10
Additions to right-of-use assets				£ 6,147,000
Right-of-use assets				18,162,000		£ 14,794,000
United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property					4
Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease properties | property					1
Vienna, Austria
Disclosure of quantitative information about right-of-use assets [line items]
Number of lease agreements not yet commenced | leaseAgreement			2
Lessee, operating lease, term of contract not yet commenced			7 years
Miami, United States Of America
Disclosure of quantitative information about right-of-use assets [line items]
Lessee, operating lease, term of contract not yet commenced	10 years
Right-of-use assets				0
Lease liabilities, lease not yet commenced	£ 706,000			£ 3,172,000
Dundee, United Kingdom
Disclosure of quantitative information about right-of-use assets [line items]
Disposal of right-of-use asset		£ 157,000